Long-term investments - Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Long-Term Investments [Abstract]
Equity method investments		¥ 252,407			¥ 10,523
Equity securities		48,580			5,316
Total long-term investments		300,987		$ 2,170	¥ 15,839
Impairment loss recognized	¥ 6,446	¥ 0	¥ 0